UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05240

SELECTED CAPITAL PRESERVATION TRUST

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2007

Date of reporting period: June 30, 2007

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Table of Contents

Shareholder Letter	2

Management's Discussion and Analysis:
Selected American Shares	3
Selected Special Shares	4

Fund Overview:
Selected American Shares	7
Selected Special Shares	8
Selected Daily Government Fund	9

Expense Example	10

Schedule of Investments:
Selected American Shares	12
Selected Special Shares	19
Selected Daily Government Fund	24

Statements of Assets and Liabilities	27

Statements of Operations	29

Statements of Changes in Net Assets	30

Notes to Financial Statements	32

Financial Highlights	41

Fund Information	45

Director Approval of Advisory Agreements	46

Directors and Officers	50

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of the Selected Funds recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports, we include all of the required quantitative information, such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Research Report for certain funds, which is published semi-annually. In this report, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Research Report either at our website, SelectedFunds.com, or by calling 1-800-243-1575.

We thank you for your continued trust. We will do our best to earn it in the years ahead.

Sincerely,

James J. McMonagle Chairman	Christopher C. Davis President

August 3, 2007

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Market Environment

During the six-month period ended June 30, 2007, the stock market, as measured by the Standard & Poor’s 500® Index1, increased by 6.96%. U.S. economic activity, as measured by the gross domestic product (“GDP”), increased 3.4% in the second quarter after increasing 0.6% in the first quarter of 2007. Interest rates, as measured by the 10-year Treasury bond, began 2007 just below 4.6% and increased to 5.1% by the end of the second quarter.

The industry sectors within the S&P 500® Index that turned in the strongest performance were energy, materials, and telecommunication services. The industry sectors that turned in the weakest performance were banking, diversified financials, real estate, and consumer discretionary.

Selected American Shares

Performance Overview

Selected American Shares’ Class S shares returned 7.21% for the six-month period ended June 30, 20072, compared to its benchmark, the Standard & Poor’s 500® Index1, which returned 6.96%. The Fund’s Class D shares returned 7.36% over the same period.

The energy sector was the top-performing sector of the Index. Energy companies were also the most important contributors3 to the Fund’s performance over the six-month period. The Fund’s energy companies out-performed the corresponding sector within the Index and the Fund also benefited from a higher relative weighting in this sector. ConocoPhillips4, Occidental Petroleum, and Devon Energy were among the top contributors to performance.

The Fund made significant investments in consumer staple companies and they were the second most important contributors to performance. The Fund’s consumer staple companies out-performed the corresponding sector within the Index and the Fund also benefited from a higher relative weighting in this sector. Altria and Costco Wholesale were among the top contributors to performance. Procter & Gamble was among the top detractors from performance.

The banking sector was among the worst performing sectors of the Index. The Fund’s banking companies out-performed the corresponding sector within the Index, but the Fund’s performance was harmed by a higher relative weighting in this poorly performing sector. Wachovia was among the top detractors from performance.

Information technology companies make up one of the largest sectors in the Index and this sector out-performed the Index itself. The Fund’s relative performance was harmed both by a lower relative weighting in this strongly performing sector and by owning information technology companies that under-performed the corresponding sector within the Index. Iron Mountain was among the top detractors from performance.

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

Selected American Shares – (Continued)

The Fund’s two largest sector holdings were in diversified financial and insurance companies. The Fund’s holdings in both of these sectors out-performed the corresponding sectors within the Index. However, the Fund’s holdings in each of these sectors under-performed the overall Index, thereby detracting from relative performance. Loews, an insurance company, and Julius Baer, a diversified financial company, were among the top contributors to performance. Citigroup and Moody’s, two diversified financial companies, and American International Group, an insurance company, were among the top detractors from performance.

Other individual companies contributing to performance included Tyco International, a capital goods company, Amazon.com, a retailing company, and Martin Marietta, a materials company. Other individual companies detracting from performance included Harley-Davidson, a motorcycle manufacturer, Sealed Air, a materials company, and UnitedHealth Group, a health care company.

The Fund managers have identified a number of investment opportunities in foreign companies. The Fund ended the period with approximately 13% of its assets invested in foreign companies. As a group, the foreign companies owned by the Fund out-performed the S&P 500® Index over the period.

Selected Special Shares

Performance Overview

Selected Special Shares’ Class S shares returned 6.72% for the six-month period ended June 30, 20072, compared to its benchmark, the Russell 3000® Index1, which returned 7.11%. The Fund’s Class D shares returned 6.94% over the same period.

Consumer discretionary companies were the top contributors3 to the Fund’s performance and the Fund had more invested in consumer discretionary companies than in any other single sector. The Fund’s consumer discretionary holdings out-performed the corresponding sector within the Index. Garmin4, Tiffany & Co., Hunter Douglas, Expedia, Apollo Group, and Mohawk Industries were among the top contributors to performance. Netflix, Harley-Davidson, and Toll Brothers were among the top detractors from performance. The Fund no longer owns Toll Brothers.

The Fund made substantial investments in insurance companies. The Fund’s insurance holdings under-performed the corresponding sector within the Index as well as the overall Index. Power Corp. of Canada was among the top contributors to performance. Brown & Brown and MBIA were among the top detractors from performance.

Information technology companies make up one of the largest sectors in the Index and this sector out-performed the Index itself. The Fund’s relative performance was harmed both by a lower relative weighting in this strongly performing sector and by owning information technology companies that under-performed the corresponding sector within the Index. Texas Instruments was among the top contributors to performance. Molex was among the top detractors from performance.

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

Selected Special Shares – (Continued)

Other individual companies making important contributions to performance included Transocean, an energy company, and American Standard, a capital goods company. Other individual companies detracting from performance included Covad Communications, a telecommunication services company, and Wachovia, a banking company.

The Fund had approximately 19% of its assets invested in foreign companies at June 30, 2007. As a group, the foreign companies owned by the Fund out-performed the Index over the period.

______________________________________________

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Selected Funds prospectus, which contains more information about investment strategies, risks, fees, and expenses. Please read the prospectus carefully before investing or sending money.

Selected American Shares’ investment objective is to achieve both capital growth and income. In the current market environment, we expect that income will be low. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Selected American Shares are: (1) market risk, (2) company risk, (3) foreign country risk, (4) financial services risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Selected Special Shares’ investment objective is capital growth. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Selected Special Shares are: (1) market risk, (2) company risk, (3) small and medium capitalization risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

1     The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I.    The S&P 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

II. The Russell 3000® Index measures the performance of the 3,000 largest companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

2     Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor’s shares may be worth more or less than when purchased. The following tables list the average annual total returns for the periods ended June 30, 2007 and the annualized operating gross expense ratios for the six months ended June 30, 2007:

				Expense
Fund Name	1-Year	5-Year	10-Year	Ratio
Selected American Shares S	19.49%	13.05%	9.84%	0.90%
Selected Special Shares S	18.88%	13.74%	9.58%	1.17%

			Inception	Expense
Fund Name	1-Year	3-Year	(May 3, 2004)	Ratio
Selected American Shares D	19.86%	13.72%	13.49%	0.57%
Selected Special Shares D	19.31%	14.17%	13.65%	0.81%

					Class D
					Inception
Benchmark Index	1-Year	3-Year	5-Year	10-Year	(May 3, 2004)
Standard & Poor’s 500® Index	20.59%	11.69%	10.70%	7.13%	11.89%
Russell 3000® Index	20.07%	12.44%	11.53%	7.62%	12.98%

Fund performance changes over time and current performance may be higher or lower than stated. For more current information please call Selected Funds Investor Services at 1-800-243-1575.

3     A company’s or sector’s contribution to the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

4     This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists each Fund’s holdings of each company discussed.

Shares of the Selected Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

SELECTED FUNDS

FUND OVERVIEW

SELECTED AMERICAN SHARES, INC.

At June 30, 2007 (Unaudited)

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)
			Fund	S&P 500®
Common Stock	98.18%	Diversified Financials	16.05%	10.36%
Convertible Bonds	0.28%	Insurance	15.30%	4.73%
Fixed Income	0.26%	Energy	12.68%	10.77%
Short Term Investments	1.41%	Banks	7.36%	5.14%
Other Assets & Liabilities	(0.13)%	Media	6.65%	3.36%
	100.00%	Food & Staples Retailing	6.56%	2.34%
		Food, Beverage & Tobacco	5.93%	4.79%
		Technology	5.87%	15.38%
		Materials	4.45%	3.11%
		Capital Goods	4.24%	8.59%
		Other	4.07%	10.33%
		Retailing	3.11%	3.31%
		Health Care	2.27%	11.65%
		Transportation	2.06%	1.77%
		Telecommunication Services	1.87%	3.74%
		Automobiles & Components	1.53%	0.63%
			100.00%	100.00%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
American Express Co.	Consumer Finance	4.43%
ConocoPhillips	Energy	4.41%
Tyco International Ltd.	Capital Goods	4.19%
American International Group, Inc.	Multi-Line Insurance	4.02%
Costco Wholesale Corp.	Food & Staples Retailing	3.71%
JPMorgan Chase & Co.	Diversified Financial Services	3.70%
Altria Group, Inc.	Food, Beverage & Tobacco	3.23%
Comcast Corp., Special Class A	Media	3.02%
Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	2.92%
HSBC Holdings PLC	Commercial Banks	2.57%

SELECTED FUNDS

FUND OVERVIEW

SELECTED SPECIAL SHARES, INC.

At June 30, 2007 (Unaudited)

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)
			Fund	Russell 3000®
Common Stock	96.67%	Technology	14.80%	15.51%
Convertible Bonds	1.31%	Insurance	12.35%	4.49%
Short Term Investments	2.45%	Retailing	10.93%	3.54%
Other Assets & Liabilities	(0.43)%	Consumer Durables & Apparel	9.16%	1.50%
	100.00%	Health Care	9.16%	11.47%
		Diversified Financials	7.50%	8.73%
		Capital Goods	6.90%	8.99%
		Media	5.37%	3.46%
		Banks	4.57%	5.18%
		Other	4.42%	16.37%
		Telecommunication Services	4.27%	3.50%
		Energy	3.45%	10.14%
		Food, Beverage & Tobacco	2.96%	4.26%
		Consumer Services	2.20%	2.19%
		Automobiles & Components	1.96%	0.67%
			100.00%	100.00%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
Garmin Ltd.	Consumer Durables & Apparel	4.68%
Tiffany & Co.	Retailing	3.29%
Hunter Douglas NV	Consumer Durables & Apparel	3.18%
Markel Corp.	Property & Casualty Insurance	3.12%
E*TRADE Financial Corp.	Capital Markets	2.75%
Transocean Inc.	Energy	2.46%
Omnicare, Inc.	Health Care Equipment & Services	2.40%
Texas Instruments Inc.	Semiconductors & Semiconductor Equipment	2.33%
Molex Inc., Class A	Technology Hardware & Equipment	2.16%
American Standard Cos, Inc.	Capital Goods	2.10%

SELECTED FUNDS

FUND OVERVIEW

SELECTED CAPITAL PRESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND

At June 30, 2007 (Unaudited)

Portfolio Composition		Maturity Diversification
(% of Fund’s Net Assets)		(% of Portfolio Holdings)

Repurchase Agreements	58.83%	0-30 Days	72.04%
Federal Home Loan Bank	19.92%	31-90 Days	4.19%
Fannie Mae	14.50%	91-180 Days	8.24%
Freddie Mac	6.28%	181-365 Days	15.53%
Federal Farm Credit Bank	0.13%		100.00%
Other Assets & Liabilities	0.34%
	100.00%

The maturity dates of floating rate securities used in the Maturity Diversification table are considered to be the effective maturities, based on the reset dates of the securities’ variable rates. See the Fund’s Schedule of Investments for a listing of the floating rate securities.

SELECTED FUNDS

EXPENSE EXAMPLE (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/07)	(06/30/07)	(01/01/07-06/30/07)
Selected American Shares
Class S
Actual	$1,000.00	$1,072.09	$4.47
Hypothetical	$1,000.00	$1,020.48	$4.36
Class D
Actual	$1,000.00	$1,073.58	$2.93
Hypothetical	$1,000.00	$1,021.97	$2.86
Selected Special Shares
Class S
Actual	$1,000.00	$1,067.24	$6.00
Hypothetical	$1,000.00	$1,018.99	$5.86
Class D
Actual	$1,000.00	$1,069.39	$4.16
Hypothetical	$1,000.00	$1,020.78	$4.06
Selected Daily Government Fund
Class S
Actual	$1,000.00	$1,022.79	$3.76
Hypothetical	$1,000.00	$1,021.08	$3.76
Class D
Actual	$1,000.00	$1,024.56	$2.01
Hypothetical	$1,000.00	$1,022.81	$2.01

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Class’s annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). See page 11 for a description of the “Expense Example”. The annualized operating expense ratios for the six-month period ended June 30, 2007 are as follows:

Annualized Expense Ratio
Selected American Shares
Class S	0.87%
Class D	0.57%
Selected Special Shares
Class S	1.17%
Class D	0.81%
Selected Daily Government Fund
Class S	0.75%
Class D	0.40%

The expense ratios reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. The “Financial Highlights” tables included in this report also show the gross expense ratios, without such reductions or reimbursements.

SELECTED FUNDS

EXPENSE EXAMPLE (Unaudited) – (Continued)

The following disclosure provides important information regarding the Funds’ Expense Example. Please refer to this information when reviewing the Expense Example for each Class.

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is from 01/01/07 to 06/30/07. Please note that the Expense Example is general and does not reflect certain account specific costs, which may increase your total costs of investing in the Fund. If these account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC.

June 30, 2007 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (98.18%)

AUTOMOBILES & COMPONENTS – (1.51%)
3,321,500	Harley-Davidson, Inc.	$197,994,615
CAPITAL GOODS – (4.19%)
16,222,264	Tyco International Ltd.	548,150,301
CAPITAL MARKETS – (4.78%)
2,494,060	Ameriprise Financial, Inc.	158,547,394
3,399,100	Bank of New York Mellon Corp. (formerly Mellon Financial Corp.)	149,560,400
712,500	E*TRADE Financial Corp.*	15,732,000
2,678,710	Julius Baer Holding, Ltd. AG (Switzerland)	192,761,858
1,039,864	Morgan Stanley	87,223,792
330,000	State Street Corp.	22,572,000
		626,397,444
COMMERCIAL BANKS – (7.26%)
1,942,500	Commerce Bancorp, Inc.	71,853,075
18,346,773	HSBC Holdings PLC (United Kingdom)	337,105,831
4,923,748	Wachovia Corp.	252,342,085
8,237,120	Wells Fargo & Co.	289,699,510
		951,000,501
COMMERCIAL SERVICES & SUPPLIES – (0.98%)
1,241,000	D&B Corp.	127,798,180
CONSUMER DURABLES & APPAREL – (0.24%)
328,596	Hunter Douglas NV (Netherlands)	31,140,554
CONSUMER FINANCE – (4.43%)
9,485,800	American Express Co.	580,341,244
CONSUMER SERVICES – (1.11%)
400,500	Apollo Group, Inc., Class A*	23,357,160
5,211,000	H&R Block, Inc.	121,781,070
		145,138,230
DIVERSIFIED FINANCIAL SERVICES – (6.62%)
4,704,189	Citigroup Inc.	241,277,854
10,010,740	JPMorgan Chase & Co.	485,020,353
2,265,600	Moody’s Corp.	140,920,320
		867,218,527

Selected Funds

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

June 30, 2007 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

ENERGY – (12.51%)
865,000	Canadian Natural Resources Ltd. (Canada)	$57,392,750
40,540,200	China Coal Energy Co., Shares H* (China)	60,764,675
7,350,660	ConocoPhillips	577,026,810
3,720,842	Devon Energy Corp.	291,304,720
3,176,200	EOG Resources, Inc.	232,053,172
5,081,600	Occidental Petroleum Corp.	294,123,008
1,188,000	Transocean Inc.*	125,904,240
		1,638,569,375
FOOD & STAPLES RETAILING – (6.48%)
8,307,500	Costco Wholesale Corp.	485,822,600
4,397,945	CVS Caremark Corp.	160,305,095
4,194,000	Wal-Mart Stores, Inc.	201,773,340
		847,901,035
FOOD, BEVERAGE & TOBACCO – (5.85%)
6,027,500	Altria Group, Inc.	422,768,850
7,743,223	Diageo PLC (United Kingdom)	161,244,907
2,232,650	Heineken Holding NV (Netherlands)	115,885,200
1,304,800	Hershey Co.	66,048,976
		765,947,933
HEALTH CARE EQUIPMENT & SERVICES – (2.24%)
1,610,000	Cardinal Health, Inc.	113,730,400
1,230,000	Express Scripts, Inc.*	61,512,300
2,302,000	UnitedHealth Group Inc.	117,724,280
		292,966,980
HOUSEHOLD & PERSONAL PRODUCTS – (1.31%)
1,379,000	Avon Products, Inc.	50,678,250
1,987,000	Procter & Gamble Co.	121,584,530
		172,262,780
INSURANCE BROKERS – (0.69%)
2,112,700	Aon Corp.	90,022,147
LIFE & HEALTH INSURANCE – (0.44%)
658,000	Principal Financial Group, Inc.	38,354,820
400,000	Sun Life Financial Inc. (Canada) (c)	19,100,000
		57,454,820

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

June 30, 2007 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

MATERIALS – (4.39%)
1,339,500	BHP Billiton PLC (United Kingdom)	$37,388,927
930,600	Martin Marietta Materials, Inc.	150,775,812
477,500	Rio Tinto PLC (United Kingdom)	36,695,881
7,883,400	Sealed Air Corp.	244,543,068
924,100	Vulcan Materials Co.	105,846,414
		575,250,102
MEDIA – (6.57%)
14,172,000	Comcast Corp., Special Class A*	395,540,520
483,300	Gannett Co., Inc.	26,557,335
1,282,459	Lagardere S.C.A. (France) (c)	111,868,643
346,450	Liberty Media Corp. – Capital, Series A*	40,732,126
9,362,500	News Corp., Class A	198,578,625
2,171,643	Virgin Media Inc. (United Kingdom)	52,836,074
2,235,400	WPP Group PLC (United Kingdom)	33,599,478
		859,712,801
MULTI-LINE INSURANCE – (6.31%)
7,515,325	American International Group, Inc.	526,298,210
5,874,000	Loews Corp.	299,456,520
		825,754,730
PROPERTY & CASUALTY INSURANCE – (6.74%)
535,200	Ambac Financial Group, Inc.	46,664,088
3,497	Berkshire Hathaway Inc., Class A*	382,834,075
6,366	Berkshire Hathaway Inc., Class B*	22,949,430
576,800	Chubb Corp.	31,227,952
21,700	Markel Corp.*	10,514,952
3,060,500	Millea Holdings, Inc. (Japan)	125,775,675
1,975,000	NIPPONKOA Insurance Co., Ltd. (Japan)	17,805,076
10,212,800	Progressive Corp. (Ohio)	244,392,304
		882,163,552
REAL ESTATE – (0.13%)
3,663,000	Hang Lung Group Ltd. (Hong Kong)	16,536,717
REINSURANCE – (0.93%)
1,708,400	Transatlantic Holdings, Inc.	121,518,492

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

June 30, 2007 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

RETAILING – (3.07%)
1,428,000	Amazon.com, Inc.*	$97,689,480
2,037,000	Bed Bath & Beyond Inc.*	73,311,630
2,383,000	CarMax, Inc.*	60,766,500
722,500	Expedia, Inc.*	21,133,125
722,500	IAC/InterActiveCorp*	24,991,275
1,732,250	Liberty Media Corp. – Interactive, Series A*	38,646,498
1,856,000	Lowe’s Cos, Inc.	56,960,640
168,000	Sears Holdings Corp.*	28,467,600
		401,966,748
SOFTWARE & SERVICES – (3.23%)
49,600	Google Inc., Class A*	25,958,656
5,363,250	Iron Mountain Inc.*	140,141,722
8,718,000	Microsoft Corp.	256,745,100
		422,845,478
TECHNOLOGY HARDWARE & EQUIPMENT – (2.56%)
1,719,000	Agilent Technologies, Inc.*	66,078,360
5,258,000	Dell Inc.*	149,958,160
1,850,000	Hewlett-Packard Co.	82,547,000
1,325,000	Nokia Oyj, ADR (Finland)	37,245,750
		335,829,270
TELECOMMUNICATION SERVICES – (1.57%)
2,321,000	SK Telecom Co., Ltd., ADR (South Korea)	63,479,350
6,853,000	Sprint Nextel Corp.	141,925,630
		205,404,980
TRANSPORTATION – (2.04%)
1,311,300	Asciano Group* (Australia)	11,261,730
19,834,729	China Merchants Holdings International Co., Ltd. (China)	95,886,121
13,529,500	Cosco Pacific Ltd. (China)	35,384,473
521,910	Kuehne & Nagel International AG, Registered (Switzerland)	48,196,028
1,774,300	Toll Holdings Ltd. (Australia)	21,796,614
740,500	United Parcel Service, Inc., Class B	54,056,500
		266,581,466

Total Common Stock – (identified cost $7,651,612,712)	12,853,869,002

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

June 30, 2007 (Unaudited)

Value
Principal	Security	(Note 1)
CONVERTIBLE BONDS – (0.28%)

TELECOMMUNICATION SERVICES – (0.28%)
$19,200,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $19,200,000)	$36,816,000

FIXED INCOME – (0.26%)

12,000,000	GCO Education Loan Funding Trust, 5.32%, 08/27/46, 144A (b)(d)	12,000,000
10,000,000	GCO Education Loan Funding Trust, 5.30%, 11/26/46, 144A (b)(d)	10,000,000
11,695,000	WLB LLC, 5.32%, 04/01/47 (d)	11,695,000

Total Fixed Income – (identified cost $33,695,000)	33,695,000

SHORT TERM INVESTMENTS – (1.30%)

150,420,000	Chesham Finance LLC, Commercial Paper, 5.40%,
	07/02/07, 144A (b)	150,397,437
20,000,000	Pinnacle Point Funding Corp., Commercial Paper, 5.29%
	07/05/07, 144A (b)	19,988,245

Total Short Term Investments – (identified cost $170,385,682)	170,385,682

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

June 30, 2007 (Unaudited)

Value
Principal	Security	(Note 1)
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (0.11%)

MONEY MARKET INSTRUMENTS – (0.07%)
$9,900,636	UBS Private Money Market LLC, 5.253228%	$9,900,636

REPURCHASE AGREEMENTS – (0.04%)
1,542,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.38%,
	07/02/07, dated 06/29/07, repurchase value of $1,542,691
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.50%-5.50%, 12/01/18-06/01/36,
	total market value $1,572,840)	1,542,000
705,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.35%,
	07/02/07, dated 06/29/07, repurchase value of $705,314
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.00%-7.00%, 04/01/08-05/01/37,
	total market value $719,100)	705,000
1,652,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.38%,
	07/02/07, dated 06/29/07, repurchase value of $1,652,741
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 3.979%-7.245%, 01/01/23-11/01/46,
	total market value $1,685,040)	1,652,000
1,101,000	UBS Securities LLC Joint Repurchase Agreement, 5.38%,
	07/02/07, dated 06/29/07, repurchase value of $1,101,494
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 5.50%-6.00%, 03/01/34-07/01/37,
	total market value $1,123,020)	1,101,000
		5,000,000

Total Investment of Cash Collateral for Securities Loaned –
(identified cost $14,900,636)	14,900,636

Total Investments – (100.13%) – (identified cost $7,889,794,030) – (a)	13,109,666,320
Liabilities Less Other Assets – (0.13%)	(17,057,882)
Net Assets – (100.00%)	$13,092,608,438

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

June 30, 2007 (Unaudited)

*Non-Income Producing Security.

ADR: American Depositary Receipt

(a)  Aggregate cost for Federal Income Tax purposes is $7,893,994,446. At June 30, 2007, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$5,234,862,807
Unrealized depreciation	(19,190,933)
Net unrealized appreciation	$5,215,671,874

(b)  These securities are subject to Rule 144A. These securities amounted to $192,385,682 or 1.47% of the Fund’s net assets as of June 30, 2007.

(c)	Security is partially on loan – See Note 7 of the Notes to Financial Statements.

(d)  The interest rates on adjustable rate securities, shown as of June 30, 2007, may change weekly or less frequently and are based on either indices of market rates or short-term rates through an auction process.

See Notes to Financial Statements

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC.

June 30, 2007 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (96.67%)

AUTOMOBILES & COMPONENTS – (1.92%)
51,900	Harley-Davidson, Inc.	$3,093,759
CAPITAL GOODS – (6.76%)
57,500	American Standard Cos, Inc.	3,391,350
160,200	Blount International, Inc.*	2,095,416
60,530	Franklin Electric Co., Inc.	2,848,542
6,000	Taeyoung Engineering & Construction (South Korea)	71,440
74,300	Tyco International Ltd.	2,510,597
		10,917,345
CAPITAL MARKETS – (4.56%)
201,000	E*TRADE Financial Corp.*	4,438,080
11,200	Julius Baer Holding, Ltd. AG (Switzerland)	805,960
21,550	Legg Mason, Inc.	2,120,089
		7,364,129
COMMERCIAL BANKS – (4.48%)
119,723	Anglo Irish Bank Corp. PLC (Ireland)	2,446,789
69,900	Commerce Bancorp, Inc.	2,585,601
42,987	Wachovia Corp.	2,203,084
		7,235,474
COMMERCIAL SERVICES & SUPPLIES – (0.50%)
7,900	D&B Corp.	813,542
CONSUMER DURABLES & APPAREL – (8.97%)
102,400	Garmin Ltd.	7,566,336
54,177	Hunter Douglas NV (Netherlands)	5,134,274
17,800	Mohawk Industries, Inc.*	1,794,062
		14,494,672
CONSUMER SERVICES – (2.15%)
29,400	Apollo Group, Inc., Class A*	1,714,608
53,800	Yum! Brands, Inc.	1,760,336
		3,474,944
DIVERSIFIED FINANCIAL SERVICES – (2.79%)
1,500	Nymex Holdings Inc.	188,445
27,000	Oaktree Capital Group LLC* (b)	1,107,000
28,713	Pargesa Holding S.A., Bearer Shares (Switzerland)	3,215,668
		4,511,113
ENERGY – (3.38%)
30,400	Tenaris S.A., ADR (Luxembourg)	1,488,384
37,450	Transocean Inc.*	3,968,951
		5,457,335

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. – (Continued)

June 30, 2007 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

FOOD & STAPLES RETAILING – (1.20%)
20,500	Costco Wholesale Corp.	$1,198,840
19,200	Whole Foods Market, Inc.	734,976
		1,933,816
FOOD, BEVERAGE & TOBACCO – (2.90%)
23,625	Heineken Holding NV (Netherlands)	1,226,250
900	Lotte Chilsung Beverage Co., Ltd. (South Korea)	1,158,305
1,200	Lotte Confectionery Co., Ltd. (South Korea)	1,597,662
6,970	Nong Shim Holdings Co., Ltd. (South Korea)	698,622
		4,680,839
HEALTH CARE EQUIPMENT & SERVICES – (5.57%)
26,200	Cardinal Health, Inc.	1,850,768
20,500	IDEXX Laboratories, Inc.*	1,937,660
107,400	Omnicare, Inc.	3,872,844
26,200	UnitedHealth Group Inc.	1,339,868
		9,001,140
HOUSEHOLD & PERSONAL PRODUCTS – (0.88%)
7,638	Pacific Corp. (South Korea)	1,413,755
INSURANCE BROKERS – (1.57%)
101,200	Brown & Brown, Inc.	2,544,168
LIFE & HEALTH INSURANCE – (2.34%)
14,500	AFLAC Inc.	745,300
82,300	Power Corp. of Canada (Canada)	3,037,046
		3,782,346
MATERIALS – (1.76%)
33,600	Sealed Air Corp.	1,042,272
42,130	Sigma-Aldrich Corp.	1,796,423
		2,838,695
MEDIA – (5.26%)
35,400	Lagardere S.C.A. (France)	3,087,935
95,802	Virgin Media Inc. (United Kingdom)	2,330,863
41,300	WPP Group PLC, ADR (United Kingdom)	3,082,219
		8,501,017
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (3.40%)
48,700	Johnson & Johnson	3,000,894
56,300	Pfizer Inc.	1,439,591
20,310	Thermo Fisher Scientific, Inc.*	1,050,433
		5,490,918

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. – (Continued)

June 30, 2007 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

PROPERTY & CASUALTY INSURANCE – (5.96%)
37,400	Ambac Financial Group, Inc.	$3,260,906
10,405	Markel Corp.*	5,041,847
21,200	MBIA Inc.	1,319,064
		9,621,817
REINSURANCE – (2.23%)
7,200	Everest Re Group, Ltd.	782,208
19,290	RenaissanceRe Holdings Ltd.	1,195,787
22,775	Transatlantic Holdings, Inc.	1,619,986
		3,597,981
RETAILING – (10.71%)
28,200	Bed Bath & Beyond Inc.*	1,014,918
110,060	CarMax, Inc.*	2,806,530
70,000	Expedia, Inc.*	2,047,500
44,700	Lowe’s Cos, Inc.	1,371,843
165,600	Netflix Inc.*	3,210,984
4,400	Sears Holdings Corp.*	745,580
12,500	Target Corp.	795,000
100,000	Tiffany & Co.	5,306,000
		17,298,355
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – (2.33%)
100,000	Texas Instruments Inc.	3,763,000
SOFTWARE & SERVICES – (7.42%)
174,773	Convera Corp., Class A*	746,281
15,900	First Data Corp.	519,453
43,900	Fiserv, Inc.*	2,493,520
6,310	Google Inc., Class A*	3,302,401
56,550	Iron Mountain Inc.*	1,477,651
105,850	Microsoft Corp.	3,117,282
15,900	Western Union Co.	331,197
		11,987,785
TECHNOLOGY HARDWARE & EQUIPMENT – (4.75%)
85,800	Agilent Technologies, Inc.*	3,298,152
31,100	Dell Inc.*	886,972
131,600	Molex Inc., Class A	3,490,032
		7,675,156

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. – (Continued)

June 30, 2007 (Unaudited)

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

TELECOMMUNICATION SERVICES – (2.88%)
27,450	American Tower Corp., Class A*	$1,152,900
547,700	Covad Communications Group, Inc.*	492,930
23,500	SK Telecom Co., Ltd., ADR (South Korea)	642,725
114,250	Sprint Nextel Corp.	2,366,118
		4,654,673

Total Common Stock – (identified cost $109,518,417)	156,147,774

CONVERTIBLE BONDS – (1.31%)

TELECOMMUNICATION SERVICES – (1.31%)
$1,100,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $1,100,000)	2,109,250

SHORT TERM INVESTMENTS – (2.45%)

1,221,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.38%,
	07/02/07, dated 06/29/07, repurchase value of $1,221,547
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.50%-5.50%, 12/01/18-06/01/36,
	total market value $1,245,420)	1,221,000
558,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.35%,
	07/02/07, dated 06/29/07, repurchase value of $558,249
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.00%-7.00%, 04/01/08-05/01/37,
	total market value $569,160)	558,000
1,309,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.38%,
	07/02/07, dated 06/29/07, repurchase value of $1,309,587
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 3.979%-7.245%, 01/01/23-11/01/46,
	total market value $1,335,180)	1,309,000
872,000	UBS Securities LLC Joint Repurchase Agreement, 5.38%,
	07/02/07, dated 06/29/07, repurchase value of $872,391
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 5.50%-6.00%, 03/01/34-07/01/37,
	total market value $889,440)	872,000

Total Short Term Investments – (identified cost $3,960,000)	3,960,000

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. – (Continued)

June 30, 2007 (Unaudited)

Total Investments – (100.43%) – (identified cost $114,578,417) – (a)	$162,217,024
Liabilities Less Other Assets – (0.43%)	(697,922)
Net Assets – (100.00%)	$161,519,102

*Non-Income Producing Security.

ADR: American Depositary Receipt

(a)        Aggregate cost for Federal Income Tax purposes is $116,884,986. At June 30, 2007, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$47,764,065
Unrealized depreciation	(2,432,027)
Net unrealized appreciation	$45,332,038

(b)	Illiquid security - See Note 10 of the Notes to financial statements.

See Notes to Financial Statements

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED CAPITAL PRESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND

June 30, 2007 (Unaudited)

		Value
Principal	Security	(Note 1)
FANNIE MAE – (14.50%)
$250,000	3.50%, 07/20/07	$249,753
2,000,000	3.30%, 07/30/07	1,996,878
580,000	3.31%, 07/30/07	579,091
100,000	3.00%, 08/06/07	99,778
200,000	4.375%, 08/23/07	199,731
250,000	3.45%, 09/14/07	249,108
100,000	4.00%, 09/14/07	99,716
910,000	5.319%, 10/05/07 (b)	897,639
125,000	4.30%, 11/28/07 (d)	124,499
500,000	4.00%, 12/14/07	497,235
3,300,000	2.82%, 12/26/07	3,261,272
125,000	3.50%, 01/28/08	123,702
1,000,000	4.30%, 01/28/08	994,241
2,500,000	5.15%, 02/04/08	2,499,302
1,000,000	4.53%, 02/15/08	995,210
125,000	4.50%, 02/27/08 (d)	124,318
2,500,000	4.00%, 05/20/08 (d)	2,474,266
900,000	3.25%, 06/04/08	882,951

	Total Fannie Mae – (identified cost $16,348,690)	16,348,690

FEDERAL FARM CREDIT BANK – (0.13%)
150,000	2.625%, 09/17/07 – (identified cost $149,132)	149,132

FEDERAL HOME LOAN BANK – (19.92%)
225,000	4.00%, 07/05/07	224,965
7,000,000	4.99%, 07/05/07 (c)	7,000,000
120,000	4.625%, 07/11/07	119,978
105,000	3.20%, 07/12/07	104,934
160,000	4.625%, 07/18/07	159,951
450,000	3.30%, 08/10/07	449,031
250,000	3.75%, 08/15/07	249,536
700,000	4.875%, 08/22/07	699,619
500,000	3.375%, 08/27/07	498,528
400,000	3.375%, 09/14/07	398,443
500,000	3.25%, 09/17/07	497,768
250,000	4.14%, 10/01/07	249,198
1,000,000	3.60%, 10/19/07	994,977
250,000	3.625%, 10/26/07	248,684

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED CAPITAL PRESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND – (Continued)

June 30, 2007 (Unaudited)

		Value
Principal	Security	(Note 1)
FEDERAL HOME LOAN BANK – (Continued)
$500,000	3.40%, 11/09/07	$496,793
200,000	5.00%, 11/26/07 (d)	199,807
1,500,000	4.25%, 12/26/07 (d)	1,490,503
200,000	3.00%, 12/28/07	197,749
110,000	4.00%, 12/28/07	109,284
1,000,000	4.26%, 01/18/08	994,005
1,000,000	3.50%, 01/22/08 (d)	990,418
4,000,000	5.04%, 01/24/08 (c)	4,000,000
155,000	4.25%, 01/25/08	154,129
395,000	4.50%, 02/15/08	392,876
250,000	4.00%, 03/10/08	247,935
300,000	3.25%, 03/24/08	295,695
1,000,000	3.25%, 04/14/08	984,957

	Total Federal Home Loan Bank – (identified cost $22,449,763)	22,449,763

FREDDIE MAC – (6.28%)
180,000	4.00%, 07/13/07	179,922
125,000	3.30%, 09/14/07	124,509
1,000,000	2.80%, 09/24/07	994,256
300,000	3.50%, 10/25/07	298,374
500,000	4.15%, 12/07/07	497,531
1,000,000	3.45%, 12/28/07	991,599
400,000	3.50%, 02/13/08	395,637
122,000	3.625%, 02/15/08	120,717
500,000	4.875%, 02/22/08	498,522
250,000	3.50%, 03/12/08	246,974
500,000	3.00%, 03/24/08	492,084
1,500,000	5.27%, 04/25/08	1,500,000
750,000	3.75%, 05/12/08	740,893

	Total Freddie Mac – (identified cost $7,081,018)	7,081,018

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED CAPITAL PRESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND – (Continued)

June 30, 2007 (Unaudited)

		Value
Principal	Security	(Note 1)
REPURCHASE AGREEMENTS – (58.83%)

$20,452,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.38%,
	07/02/07, dated 06/29/07, repurchase value of $20,461,169
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.50%-5.50%, 12/01/18-06/01/36,
	total market value $20,861,040)	$20,452,000
9,341,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.35%,
	07/02/07, dated 06/29/07, repurchase value of $9,345,165
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.00%-7.00%, 04/01/08-05/01/37,
	total market value $9,527,820)	9,341,000
21,913,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.38%,
	07/02/07, dated 06/29/07, repurchase value of $21,922,824
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 3.979%-7.245%, 01/01/23-11/01/46,
	total market value $22,351,260)	21,913,000
14,609,000	UBS Securities LLC Joint Repurchase Agreement, 5.38%,
	07/02/07, dated 06/29/07, repurchase value of $14,615,550
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 5.50%-6.00%, 03/01/34-07/01/37,
	total market value $14,901,180)	14,609,000

	Total Repurchase Agreements – (identified cost $66,315,000)	66,315,000

	Total Investments – (99.66%) – (identified cost $112,343,603) – (a)	112,343,603
	Other Assets Less Liabilities – (0.34%)	385,928
	Net Assets – (100%)	$112,729,531

(a)  Aggregate cost for Federal Income Tax purposes is $112,343,603.

(b)  Zero coupon bonds reflect effective yield on the date of purchase.

(c)  The interest rates on floating rate securities, shown as of June 30, 2007, may change daily or less frequently and are based on indices of market rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.

(d)  Represents a step-up bond: a bond that pays one coupon rate for an initial period followed by a higher coupon rate. Step-up bonds reflect the current effective yield on the security.

See Notes to Financial Statements

SELECTED FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2007 (Unaudited)

	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES	SELECTED DAILY GOVERNMENT FUND
ASSETS:
Investments in securities, at value* (see
accompanying Schedules of Investments)	$13,094,765,684	$162,217,024	$112,343,603
Collateral for securities loaned (Note 7)	14,900,636	–	–
Cash	194,795	2,686	3,538
Cash–Foreign currencies**	–	15,846	–
Receivables:
Dividends and interest	13,574,157	126,699	470,720
Capital stock sold	13,985,785	42,844	168,642
Investment securities sold	20,881,023	205,332	–
Prepaid expenses	119,641	3,253	1,719
Due from adviser	102,500	–	1,675
Total assets	13,158,524,221	162,613,684	112,989,897
LIABILITIES:
Return of collateral for securities
loaned (Note 7)	14,900,636	–	–
Payables:
Capital stock redeemed	9,735,529	336,571	3,000
Investment securities purchased	31,733,273	598,608	–
Accrued expenses	3,720,399	65,613	25,265
Accrued management fees	5,825,946	93,790	28,575
Distributions payable	–	–	203,526
Total liabilities	65,915,783	1,094,582	260,366
NET ASSETS	$13,092,608,438	$161,519,102	$112,729,531

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$331,208,070	$2,702,454	$11,272,953
Additional paid-in capital	7,805,891,092	106,626,985	101,456,578
Undistributed net investment income (loss)	73,241,034	(632,712)	–
Accumulated net realized gains (losses) from
investments and foreign currency transactions	(337,606,575)	5,182,950	–
Net unrealized appreciation on investments
and foreign currency transactions	5,219,874,817	47,639,425	–
Net Assets	$13,092,608,438	$161,519,102	$112,729,531

*Including:
Cost of investments	$7,874,893,394	$114,578,417	$112,343,603
Market value of securities loaned	14,451,875	–	–
Cost of collateral for securities loaned	14,900,636	–	–
Market value of repurchase agreements
(if greater than 10% of Fund’s net assets)	–	–	66,315,000

**Cost of cash – Foreign currencies	–	15,935	–

SELECTED FUNDS

STATEMENTS OF ASSETS AND LIABILITIES – (Continued)

At June 30, 2007 (Unaudited)

	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES	SELECTED DAILY GOVERNMENT FUND
CLASS S SHARES
Net assets	$8,103,923,571	$57,241,768	$5,443,854
Shares outstanding	164,108,004	3,836,103	5,443,854
Net asset value, offering, and redemption price
per share (Net Assets ÷ Shares Outstanding)	$49.38	$14.92	$1.00

CLASS D SHARES
Net assets	$4,988,684,867	$104,277,334	$107,285,677
Shares outstanding	100,858,452	6,973,713	107,285,677
Net asset value, offering, and redemption price
per share (Net Assets ÷ Shares Outstanding)	$49.46	$14.95	$1.00

See Notes to Financial Statements

SELECTED FUNDS

STATEMENTS OF OPERATIONS

For the six months ended June 30, 2007 (Unaudited)

	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES	SELECTED DAILY GOVERNMENT FUND
INVESTMENT INCOME:
Income:
Dividends*	$114,269,055	$783,815	$–
Interest	8,063,649	143,304	2,914,419
Net lending fees	285,314	–	–
Other income	–	46,661	–
Total income	122,618,018	973,780	2,914,419
Expenses:
Management fees (Note 2)	32,504,261	526,481	164,870
Custodian fees	738,221	22,923	9,149
Transfer agent fees:
Class S	3,670,085	40,963	9,244
Class D	462,054	18,366	4,126
Audit fees	29,400	9,000	7,800
Legal fees	53,398	3,268	3,557
Reports to shareholders	499,996	5,529	2,549
Directors’ fees and expenses	261,322	6,078	5,254
Registration and filing fees	90,001	21,269	18,491
Miscellaneous	131,607	5,373	4,275
Payments under distribution plan– Class S
(Note 3)	9,724,643	69,679	6,936
Total expenses	48,164,988	728,929	236,251
Payments by affiliates (Note 9)	(1,063,456)	–	–
Reimbursement of expenses
by adviser (Note 2)	–	–	(6,325)
Expenses paid indirectly (Note 6)	(2,612)	(145)	(25)
Net expenses	47,098,920	728,784	229,901
Net investment income	75,519,098	244,996	2,684,518

REALIZED & UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	110,435,137	4,092,842	–
Foreign currency transactions	(262,985)	(4,707)	–
Net increase in unrealized appreciation on
investments and foreign currency transactions	704,319,787	6,203,654	–
Net realized and unrealized gain on investments
and foreign currency	814,491,939	10,291,789	–
Net increase in net assets resulting from
operations	$890,011,037	$10,536,785	$2,684,518

*Net of foreign taxes withheld as follows	$1,450,404	$60,379	$–

See Notes to Financial Statements

SELECTED FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended June 30, 2007 (Unaudited)

	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES	SELECTED DAILY GOVERNMENT FUND
OPERATIONS:
Net investment income	$75,519,098	$244,996	$2,684,518
Net realized gain from investments
and foreign currency transactions	110,172,152	4,088,135	–
Net increase in unrealized appreciation on
investments and foreign currency transactions	704,319,787	6,203,654	–
Net increase in net assets resulting from
operations	890,011,037	10,536,785	2,684,518

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Class S	–	–	(126,420)
Class D	–	–	(2,558,098)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from
capital share transactions (Note 5):
Class S	43,092,215	(1,468,796)	(472,154)
Class D	243,268,213	2,783,369	3,632,426

Total increase in net assets	1,176,371,465	11,851,358	3,160,272

NET ASSETS:
Beginning of period	11,916,236,973	149,667,744	109,569,259
End of period*	$13,092,608,438	$161,519,102	$112,729,531

*Including undistributed net investment
income (loss) of	$73,241,034	$(632,712)	$–

See Notes to Financial Statements

SELECTED FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the year ended December 31, 2006

	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES	SELECTED DAILY GOVERNMENT FUND
OPERATIONS:
Net investment income (loss)	$86,618,781	$(14,674)	$5,084,944
Net realized gain from investments
and foreign currency transactions	159,650,707	9,868,866	–
Net increase in unrealized appreciation on
investments and foreign currency transactions	1,312,883,479	12,628,672	–
Net increase in net assets resulting from
operations	1,559,152,967	22,482,864	5,084,944

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Class S	(46,346,470)	(421,560)	(1,448,108)
Class D	(39,367,825)	(988,026)	(3,636,836)
Realized gains from investment transactions:
Class S	–	(2,172,364)	–
Class D	–	(3,646,136)	–

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from
capital share transactions (Note 5):
Class S	(1,483,016,768)	(21,080,094)	(94,467,080)
Class D	2,273,236,483	32,060,894	92,214,188

Total increase (decrease) in net assets	2,263,658,387	26,235,578	(2,252,892)

NET ASSETS:
Beginning of year	9,652,578,586	123,432,166	111,822,151
End of year*	$11,916,236,973	$149,667,744	$109,569,259

*Including overdistributed net investment
income of	$(2,278,064)	$(877,708)	$–

See Notes to Financial Statements

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2007 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Selected Funds (“Funds”) consist of Selected American Shares, Inc. (a Maryland corporation) (“Selected American Shares”), Selected Special Shares, Inc. (a Maryland corporation) (“Selected Special Shares”), and the Selected Capital Preservation Trust (an Ohio corporation) (“Trust”). The Trust consists of the Selected Daily Government Fund. The Funds and Trust are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of financial statements.

Selected American Shares and Selected Special Shares are diversified, professionally managed stock-oriented funds.

Selected Daily Government Fund seeks to provide a high level of current income from the type of short-term investments in which it invests, consistent with prudent investment management, stability of principal and maintenance of liquidity. It invests in U.S. Government Securities and repurchase agreements in respect thereto.

An investment in any of the Funds, as with any mutual fund, includes risks that vary depending upon the fund's investment objectives and policies. There is no assurance that the investment objective of any fund will be achieved. A fund's return and net asset value will fluctuate, although Selected Daily Government Fund seeks to maintain a net asset value of $1.00 per share.

The Class S and Class D shares are sold at net asset value. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class’ distribution arrangement), liquidation and distributions.

A. VALUATION OF SECURITIES - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors/Trustees. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Selected Daily Government Fund, in compliance with Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors/Trustees.

B. MASTER REPURCHASE AGREEMENTS - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2007 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

C.  CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D.  FOREIGN CURRENCY - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

E. FEDERAL INCOME TAXES - It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or Excise tax is required. At June 30, 2007, Selected American Shares had available for Federal Income Tax purposes unused capital loss carryforwards as follows:

SELECTED AMERICAN SHARES
Expiring:
12/31/2010	$201,762,000
12/31/2011	109,428,000
12/31/2012	63,796,000
12/31/2013	69,420,000
Total	$444,406,000

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2007 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

F.   USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G.  INDEMNIFICATION - Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with its service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

H.  SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

I.   DIRECTORS/TRUSTEES FEES AND EXPENSES - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for independent Directors/Trustees that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s/Trustee’s account is based upon years of service and fees paid to each Director/Trustee during the years of service. The amount paid to the Director/Trustee under the plan will be determined based upon the performance of the Selected Funds.

J.   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares, distributions from real estate investment trusts, and distributions in connection with redemption of Fund shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for Federal Income Tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2007 (Unaudited)

K.  NEW ACCOUNTING PRONOUNCEMENT - In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. As of June 30, 2007, the Adviser has evaluated the implications of FIN 48 and does not currently anticipate any impact to the Funds’ financial statements. The Adviser will continue to monitor the Funds’ tax positions prospectively for potential future impacts.

In September 2006, FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal periods. As of June 30, 2007, the Adviser does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

NOTE 2 - INVESTMENT ADVISORY FEES

Advisory fees are paid monthly to the Adviser. The rate for Selected American Shares is 0.65% on the first $500 million of average net assets, 0.60% on the next $500 million, 0.55% on the next $2 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, and 0.485% of the average net assets in excess of $10 billion. The rate for Selected Special Shares is 0.70% on the first $50 million, 0.675% on the next $100 million, 0.65% on the next $100 million, and 0.60% of average net assets in excess of $250 million. Advisory fees paid during the six months ended June 30, 2007, approximated 0.52% and 0.68% of average net assets for Selected American Shares and Selected Special Shares, respectively. The rate for the Selected Daily Government Fund is 0.30% of average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Funds’ primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for the six months ended June 30, 2007 was $82,960, $3,922, and $909 for Selected American Shares, Selected Special Shares, and Selected Daily Government Fund, respectively. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds’ custodian. The Adviser is contractually committed to waive fees and/or reimburse Selected Daily Government Fund’s expenses to the extent necessary to cap total annual operating expenses at 0.75% for Class S shares. During the six months ended June 30, 2007, such reimbursements amounted to $6,325. Certain Directors/Trustees and officers of the Funds are also Directors/Trustees and officers of the general partner of the Adviser.

Davis Selected Advisers – NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2007 (Unaudited)

NOTE 3 - DISTRIBUTION

For services under the distribution agreement, the Funds’ Class S shares pay a fee of 0.25% of average daily net assets. For the six months ended June 30, 2007, Selected American Shares, Selected Special Shares, and Selected Daily Government Fund incurred distribution services fees totaling $9,724,643, $69,679, and $6,936, respectively.

There are no distribution service fees for the Funds’ Class D shares.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) during the six months ended June 30, 2007 were as follows:

	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES
Cost of purchases	$621,080,489	$19,562,287
Proceeds of sales	$213,786,844	$19,103,394

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2007 (Unaudited)

NOTE 5 - CAPITAL STOCK

At June 30, 2007, there were 600 million shares of capital stock of Selected American Shares ($1.25 par value per share) authorized. At June 30, 2007, there were 50 million shares of capital stock of Selected Special Shares ($0.25 par value per share) authorized. At June 30, 2007, there were unlimited shares of capital stock of Selected Capital Preservation Trust ($0.10 par value per share) authorized. Transactions in capital stock were as follows:

CLASS S	Six months ended June 30, 2007 (Unaudited)
	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES	SELECTED DAILY GOVERNMENT FUND
Shares sold	19,546,679	361,472	891,390
Shares issued in reinvestment of distributions	–	–	116,599
	19,546,679	361,472	1,007,989
Shares redeemed/transferred out	(18,467,166)	(461,759)	(1,480,143)
Net increase (decrease)	1,079,513	(100,287)	(472,154)

Proceeds from shares sold	$923,733,380	$5,193,449	$891,390
Proceeds from shares issued in reinvestment of
distributions	–	–	116,599
	923,733,380	5,193,449	1,007,989
Cost of shares redeemed/transferred out	(880,641,165)	(6,662,245)	(1,480,143)
Net increase (decrease)	$43,092,215	$(1,468,796)	$(472,154)

CLASS S	Year ended December 31, 2006
	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES	SELECTED DAILY GOVERNMENT FUND
Shares sold	43,688,600	705,364	4,042,222
Shares issued in reinvestment of distributions	989,836	182,150	1,433,529
	44,678,436	887,514	5,475,751
Shares redeemed/transferred out	(79,902,662)	(2,424,921)	(99,942,831)
Net decrease	(35,224,226)	(1,537,407)	(94,467,080)

Proceeds from shares sold	$1,841,769,757	$9,444,040	$4,042,222
Proceeds from shares issued in reinvestment of
distributions	44,542,529	2,479,056	1,433,529
	1,886,312,286	11,923,096	5,475,751
Cost of shares redeemed/transferred out	(3,369,329,054)	(33,003,190)	(99,942,831)
Net decrease	$(1,483,016,768)	$(21,080,094)	$(94,467,080)

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2007 (Unaudited)

NOTE 5 - CAPITAL STOCK - (Continued)

CLASS D	Six months ended June 30, 2007 (Unaudited)
	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES	SELECTED DAILY GOVERNMENT FUND
Shares sold/transferred in	9,421,560	436,993	4,177,672
Shares issued in reinvestment of distributions	–	–	2,566,386
	9,421,560	436,993	6,744,058
Shares redeemed	(4,227,683)	(234,772)	(3,111,632)
Net increase	5,193,877	202,221	3,632,426

Proceeds from shares sold/transferred in	$444,831,915	$6,168,174	$4,177,672
Proceeds from shares issued in reinvestment of
distributions	–	–	2,566,386
	444,831,915	6,168,174	6,744,058
Cost of shares redeemed	(201,563,702)	(3,384,805)	(3,111,632)
Net increase	$243,268,213	$2,783,369	$3,632,426

CLASS D	Year ended December 31, 2006
	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES	SELECTED DAILY GOVERNMENT FUND
Shares sold/transferred in	58,874,984	2,445,242	100,812,780
Shares issued in reinvestment of distributions	769,051	327,052	3,447,609
	59,644,035	2,772,294	104,260,389
Shares redeemed	(5,614,688)	(429,576)	(12,046,201)
Net increase	54,029,347	2,342,718	92,214,188

Proceeds from shares sold/transferred in	$2,475,853,448	$33,302,435	$100,812,780
Proceeds from shares issued in reinvestment of
distributions	34,599,727	4,451,174	3,447,609
	2,510,453,175	37,753,609	104,260,389
Cost of shares redeemed	(237,216,692)	(5,692,715)	(12,046,201)
Net increase	$2,273,236,483	$32,060,894	$92,214,188

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2007 (Unaudited)

NOTE 6 - EXPENSES PAID INDIRECTLY

Under an agreement with the custodian bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Funds. During the six months ended June 30, 2007, such reductions amounted to $2,612, $145, and $25 for Selected American Shares, Selected Special Shares, and Selected Daily Government Fund, respectively.

NOTE 7 - SECURITIES LOANED

Selected American Shares (“Fund”) has entered into a securities lending arrangement with UBS Securities LLC. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, UBS Securities LLC is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of June 30, 2007, the Fund had on loan securities valued at $14,451,875; cash of $14,900,636 was received as collateral for the loans. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 8 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Funds had no borrowings outstanding for the six months ended June 30, 2007.

NOTE 9 – PAYMENTS BY AFFILIATES

In May 2007, the Adviser reimbursed Selected American Shares for certain distribution fees that were incorrectly accounted for when incurred covering the period from January 1, 2000 to December 31, 2006. The amount paid to Selected American Shares Class S was $1,063,456.

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2007 (Unaudited)

NOTE 10 - ILLIQUID SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in Selected Special Shares amounted to $1,107,000 or 0.69% of the Fund’s net assets as of June 30, 2007.

Fund	Security	Acquisition Date	Shares	Cost per Share	Valuation per Share as of June 30, 2007

Selected Special Shares	Oaktree Capital Group LLC	05/21/07	27,000	$44.00	$41.00

SELECTED FUNDS

FINANCIAL HIGHLIGHTS

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Selected American Shares Class S:
Six months ended 06/30/2007[6]	$46.06	$0.26	[3]	$3.06	$3.32
Year ended 12/31/2006	40.24	0.30	[3]	5.81	6.11
Year ended 12/31/2005	36.87	0.31		3.34	3.65
Year ended 12/31/2004	33.17	0.26		3.71	3.97
Year ended 12/31/2003	25.51	0.22		7.65	7.87
Year ended 12/31/2002	30.99	0.17		(5.45)	(5.28)
Selected American Shares Class D:
Six months ended 06/30/2007[6]	46.07	0.33	[3]	3.06	3.39
Year ended 12/31/2006	40.23	0.45	[3]	5.81	6.26
Year ended 12/31/2005	36.86	0.41	[3]	3.35	3.76
Period from 05/03/2004[8] to 12/31/2004	34.12	0.18		2.91	3.09
Selected Special Shares Class S:
Six months ended 06/30/2007[6]	13.98	–	[3,5]	0.94	0.94
Year ended 12/31/2006	12.47	(0.03)[3]		2.22	2.19
Year ended 12/31/2005	12.44	0.02		1.03	1.05
Year ended 12/31/2004	11.70	0.05		1.26	1.31
Year ended 12/31/2003	8.61	(0.04)		3.60	3.56
Year ended 12/31/2002	10.50	(0.04)		(1.81)	(1.85)
Selected Special Shares Class D:
Six months ended 06/30/2007[6]	13.98	0.03	[3]	0.94	0.97
Year ended 12/31/2006	12.46	0.02	[3]	2.23	2.25
Year ended 12/31/2005	12.42	0.05	[3]	1.04	1.09
Period from 05/03/2004[8] to 12/31/2004	11.97	0.05		1.00	1.05

Dividends and Distributions
Dividends from Net Investment Income	Distributions from Realized Gains	Distributions in Excess of Net Investment Income	Distributions in Excess of Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000,000 omitted)	Ratio of Expenses To Average Net Assets				Ratio of Net Investment Income (Loss) to Average Net Assets
									Gross		Net[4]

$–	$–	$–	$–	$–	$–	$49.38	7.21%	$8,104	0.90%[7]		0.87%[7]		1.10%[7]
(0.29)	–	–	–	–	(0.29)	46.06	15.19	7,509	0.90		0.90		0.72
(0.28)	–	–	–	–	(0.28)	40.24	9.90	7,978	0.90		0.90		0.81
(0.26)	–	–	–	(0.01)	(0.27)	36.87	11.97	6,660	0.92		0.92		0.76
(0.20)	–	–	–	(0.01)	(0.21)	33.17	30.90	5,978	0.94		0.93		0.80
(0.17)	–	–	–	(0.03)	(0.20)	25.51	(17.06)	4,346	0.94		0.93		0.61

–	–	–	–	–	–	49.46	7.36	4,989	0.57	[7]	0.57	[7]	1.40	[7]
(0.42)	–	–	–	–	(0.42)	46.07	15.59	4,407	0.58		0.58		1.04
(0.39)	–	–	–	–	(0.39)	40.23	10.19	1,675	0.61		0.60		1.11
(0.34)	–	–	–	(0.01)	(0.35)	36.86	9.08	681	0.65	[7]	0.65	[7]	1.10	[7]

–	–	–	–	–	–	14.92	6.72	57	1.17	[7]	1.17	[7]	0.09	[7]
(0.11)	(0.57)	–	–	–	(0.68)	13.98	17.74	55	1.16		1.16		(0.20)
(0.13)	(0.89)	–	–	–	(1.02)	12.47	8.45	68	1.16		1.12		0.11
(0.04)	(0.53)	–	–	–	(0.57)	12.44	11.34	91	1.17		1.17		0.37
–	(0.47)	–	–	–	(0.47)	11.70	41.40	96	1.21		1.21		(0.39)
–	(0.04)	–	–	–	(0.04)	8.61	(17.62)	60	1.21		1.17		(0.46)

–	–	–	–	–	–	14.95	6.94	104	0.81	[7]	0.81	[7]	0.45	[7]
(0.16)	(0.57)	–	–	–	(0.73)	13.98	18.19	95	0.83		0.83		0.13
(0.16)	(0.89)	–	–	–	(1.05)	12.46	8.83	55	0.87		0.86		0.37
(0.07)	(0.53)	–	–	–	(0.60)	12.42	8.91	20	0.91	[7]	0.91	[7]	0.86	[7]

SELECTED FUNDS

FINANCIAL HIGHLIGHTS – (Continued)

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Selected Daily Government Fund Class S:
Six months ended 06/30/2007[6]	$1.000	$0.023	$–	$0.023
Year ended 12/31/2006	1.000	0.043	–	0.043
Year ended 12/31/2005	1.000	0.025	–	0.025
Year ended 12/31/2004	1.000	0.007	–	0.007
Year ended 12/31/2003	1.000	0.005	–	0.005
Year ended 12/31/2002	1.000	0.013	–	0.013
Selected Daily Government Fund Class D:
Six months ended 06/30/2007[6]	1.000	0.024	–	0.024
Year ended 12/31/2006	1.000	0.045	–	0.045
Year ended 12/31/2005	1.000	0.027	–	0.027
Period from 05/03/2004[8] to 12/31/2004	1.000	0.007	–	0.007

Portfolio Turnover[2] (for all classes of shares)	Six months ended, June 30,	Year ended December 31,
	2007[6]	2006	2005	2004	2003	2002
Selected American Shares	2%	9%	4%	3%	8%	19%
Selected Special Shares	13%	41%	53%	30%	46%	46%

Dividends and Distributions
Dividends from Net Investment Income	Distributions from Realized Gains	Distributions in Excess of Net Investment Income	Distributions in Excess of Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000,000 omitted)	Ratio of Expenses To Average Net Assets				Ratio of Net Investment Income (Loss) to Average Net Assets
									Gross		Net[4]

$(0.023)	$–	$–	$–	$–	$(0.023)	$1.000	2.28%	$5	0.98%[7]		0.75%[7]		4.55%[7]
(0.043)	–	–	–	–	(0.043)	1.000	4.33	6	0.67		0.67		4.28
(0.025)	–	–	–	–	(0.025)	1.000	2.57	100	0.68		0.67		2.54
(0.007)	–	–	–	–	(0.007)	1.000	0.73	107	0.68		0.68		0.72
(0.005)	–	–	–	–	(0.005)	1.000	0.54	113	0.67		0.67		0.54
(0.013)	–	–	–	–	(0.013)	1.000	1.32	116	0.67		0.67		1.30

(0.024)	–	–	–	–	(0.024)	1.000	2.46	107	0.40	[7]	0.40	[7]	4.90	[7]
(0.045)	–	–	–	–	(0.045)	1.000	4.61	104	0.40		0.40		4.55
(0.027)	–	–	–	–	(0.027)	1.000	2.75	11	0.50		0.50		2.71
(0.007)	–	–	–	–	(0.007)	1.000	0.74	5	0.44	[7]	0.44	[7]	1.21	[7]

1  Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns for periods of less than one full year are not annualized.

2  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[3]	Per share calculations were based on average shares outstanding for the period.

4  The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

[5]	Less than $0.005 per share.

[6]	Unaudited.

[7]	Annualized.

[8]	Inception date of class.

See Notes to Financial Statements

SELECTED FUNDS

FUND INFORMATION

Portfolio Proxy Voting Policies and Procedures

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds’ website at www.selectedfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds’ website at www.selectedfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available without charge upon request by calling 1-800-243-1575 or on the Funds’ website at www.selectedfunds.com or on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SELECTED FUNDS

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS

Process of Annual Review

The Board of Directors of the Selected Funds oversees the management of each Selected Fund and, as required by law, determines annually whether to approve the continuance of each Selected Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Selected Advisers” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Selected Advisers in anticipation of the annual contract review. The Independent Directors were provided with responsive background material and their counsel provided guidance, prior to a board meeting held in April 2007. At the board meeting the Independent Directors reviewed and evaluated all information, which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interests of the Funds and their shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements.

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of each Fund, but also the full range and quality of services provided by Davis Selected Advisers to each Fund and their shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.

Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversight of third party service providers; and

3.	Fosters healthy investor behavior.

Davis Selected Advisers is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest and which fund to invest in. The Independent Directors concluded that, through its actions and communications, Davis Selected Advisers has attempted to have a meaningful, positive impact on investor behavior.

Davis Selected Advisers and members of the Davis family are some of the largest shareholders in the Selected Funds. The Independent Directors concluded that this investment tends to align Davis Selected Advisers’ and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are highly motivated to achieve satisfactory long-term returns. In addition, the Independent Directors concluded that significant investments by Davis Selected Advisers and the Davis family have contributed to the economies of scale, which have lowered fees and expenses for shareholders over time.

SELECTED FUNDS

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors observed that Davis Selected Advisers has consistently demonstrated an orientation in line with shareholders. Davis Selected Advisers and the Selected Funds have continued to receive recognition in the press, and among industry observers and participants, for the quality of its investment process, as well as its shareholder orientation, and integrity.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors could be equally, or more important, in assessing whether Selected Fund shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data can inform, they should not supersede the judgment of the Independent Directors who take many factors, including those listed below, into consideration in representing the shareholders of the Selected Funds. In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors expect Davis Selected Advisers to employ a disciplined, company-specific, research driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Selected Advisers’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory after tax results over longer-term periods; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Selected Advisers to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules and breakpoints, if applicable, of each Fund, including an assessment of competitive fee schedules.

The Independent Directors reviewed the management fee schedule for each Fund, profitability of each Fund to Davis Selected Advisers, the extent to which economies of scale would be realized if a Fund’s net assets increase, and whether the fee level reflects those potential economies of scale. The Independent Directors considered various potential benefits that Davis Selected Advisers may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Selected Advisers does not use client commissions to pay for publications that are available to the general public or for third-party research services.

SELECTED FUNDS

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Selected American Shares

The Independent Directors noted that Selected American Shares had out-performed its benchmark, the Standard & Poor’s 500® Index, and exceeded the average performance of its peer group, as determined by an independent service provider, over longer-term investment horizons.

The Independent Directors considered the total expense ratio for Selected American Shares, noting it was reasonable and competitive with the range of average expense ratios of its peer group. The Independent Directors noted that the advisory fee for Selected American Shares is below the average of its peer group.

The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Fund shareholders and Davis Selected Advisers of such economies of scale as may exist in the management of the Fund at current asset levels.

Selected Special Shares

The Independent Directors noted that Selected Special Shares out-performed its benchmark, the Russell 3000® Index, and exceeded the average performance of its peer group, as determined by an independent service provider, over longer-term investment horizons.

The Independent Directors considered the total expense ratio for Selected Special Shares, noting that it was reasonable and competitive with the range of average expense ratios of its peer group. The Independent Directors noted that the advisory fee for Selected Special Shares is below the average of its peer group.

The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Fund shareholders and Davis Selected Advisers of such economies of scale as may exist in the management of the Fund at current asset levels.

Selected Daily Government Fund

The Independent Directors noted that Selected Daily Government Fund exceeded the average performance of its peer group, as determined by an independent service provider, over longer-term investment horizons.

The Independent Directors considered the total expense ratio for Selected Daily Government Fund, noting that it was reasonable and competitive with the range of average expense ratios of its peer group. The Independent Directors noted that the advisory fee for Selected Daily Government Fund is below the average of its peer group.

The Independent Directors considered the fixed advisory fee schedule for Selected Daily Government Fund. The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Fund shareholders and Davis Selected Advisers of such economies of scale as may exist in the management of the Fund at current asset levels.

SELECTED FUNDS

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Approval of Advisory Arrangements

The Independent Directors concluded that Davis Selected Advisers had provided Selected American Shares, Selected Special Shares, and Selected Daily Government Fund and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Selected Advisers’ shareholder oriented approach, as well as the successful execution of its investment discipline.

The Independent Directors determined that the advisory fees for Selected American Shares, Selected Special Shares, and Selected Daily Government Fund were reasonable in light of the nature, quality and extent of the services being provided to the Funds, the costs incurred by Davis Selected Advisers in providing such service, and in comparison to the range of the average advisory fees of its peer group, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of each Fund and its shareholders. The Independent Directors and the full Board of Directors therefore, voted to continue the Advisory Agreements.

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Selected Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until retirement, resignation, death, or removal. Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age 75.

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

William P. Barr (5/23/50)	Director	Director since 1994	Executive Vice President and General Counsel, Verizon (formerly GTE Corporation before it merged with Bell Atlantic) since July 1994.	3	None

Francisco L. Borges (11/17/51)	Director	Director since 2006	Chairman and Managing Partner, Landmark Partners, Inc. since March 1999; former Managing Director, Financial Guaranty Insurance Company; former Treasurer, State of Connecticut.	3	Director, Hartford Foundation for Public Giving; Director, University of Connecticut Foundation, Inc.

Jerome E. Hass (6/1/40)	Director	Director since 1997	Professor of Finance and Business Strategy, Johnson Graduate School of Management, Cornell University; Consultant, National Economic Research Associates; Chief Financial Officer and Co-Owner of B&H Enterprises of Ithica (hardware store).	3	None

Katherine L. MacWilliams (1/19/56)	Director	Director since 1997	Former Chief Financial Officer, Coors Brewers Limited.	3	None

James J. McMonagle (10/1/44)	Director/ Chairman	Director since 1990	Chairman of the Selected Funds Board of Directors since 1990; of Counsel to Vorys, Sater, Seymour and Pease LLP (law firm) since 2002.	3	Director, Owens Corning Corporation (building materials).

Richard O'Brien (9/12/45)	Director	Director since 1996	Retired Corporate Economist for Hewlett-Packard Company.	3	None

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS - (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors – (Continued)

Marsha Williams (3/28/51)	Director	Director since 1996	Senior Vice President and Chief Financial Officer, Orbitz Worldwide (travel-service provider); through March 2007, Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust).	16

Director of the Davis Funds (consisting of 13 portfolios); Director, Modine Manufacturing, Inc.(heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

Inside Directors*

Andrew A. Davis (6/25/63)	Director	Director since 1998	President or Vice President of each Selected Fund and Davis Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director of the Davis Funds (consisting of 13 portfolios).

Christopher C. Davis (7/13/65)	Director	Director since 1998	President or Vice President of each Selected Fund, Davis Fund and the Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co., a registered broker/dealer.	16	Director of the Davis Funds (consisting of 13 portfolios); Director, Washington Post Co. (newspaper publisher).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

SELECTED FUNDS

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
William P. Barr	James J. McMonagle
Francisco L. Borges	Chairman
Andrew A. Davis	Christopher C. Davis
Christopher C. Davis	President
Jerome Hass	Andrew A. Davis
Katherine L. MacWilliams	Vice President
James J. McMonagle	Kenneth C. Eich
Richard O’Brien	Executive Vice President &
Marsha Williams	Principal Executive Officer
Sharra L. Haynes
Vice President & Chief Compliance Officer
Investment Adviser	Douglas A. Haines
Davis Selected Advisers, L.P.	Vice President & Principal Accounting Officer
2949 East Elvira Road, Suite 101	Thomas D. Tays
Tucson, Arizona 85706	Vice President & Secretary
(800) 279-0279	Arthur Don
Assistant Secretary
Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

Custodian
State Street Bank and Trust Co.
c/o The Selected Funds
One Lincoln Street
Boston, Massachusetts 02111 Transfer Agent Boston Financial Data Services, Inc c/o The Selected Funds P.O. Box 8243 Boston, Massachusetts 02266-8243

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577 Independent Registered Public Accounting Firm KPMG LLP 707 Seventeenth Street, Suite 2700 Denver, Colorado 80202

For more information about the Selected Funds including management fee, charges and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge upon request by calling 1-800-243-1575 or on the Funds’ website at www.selectedfunds.com. Quarterly Fact sheets are available on the Funds’ website at www.selectedfunds.com.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Katherine MacWilliams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED CAPITAL PRESERVATION TRUST

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: September 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: September 7, 2007

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: September 7, 2007